Organization And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Exchange Rates And Linkage Bases

	Israeli	Exchange rate	Exchange rate
	CPI	of one US dollar	of one Euro
	Points	NIS	NIS
For the year ended:
December 31, 2012	219.80	3.733	4.9206
December 31, 2011	216.26	3.821	4.938
December 31, 2010	211.67	3.549	4.738

	%	%	%

Changes during the year ended:
December 31, 2012	1.6	(2.30)	(0.35)
December 31, 2011	2.2	7.66	4.22
December 31, 2010	2.7	(5.99)	(12.94)

Activity In The Allowance For Doubtful Accounts

	Year ended December 31
	2012	2011	2010
	$ thousands
Opening balance	93	340	347
Additions during the year	1	14	10
Write off of allowance	-	(263)	(20)
Foreign currency translation adjustments	1	2	3

Closing balance	95	93	340

Fixed Assets Depreciation Rates

%
Machinery and equipment	5 - 33
Leasehold improvements	6 - 14
Motor vehicles	15
Office furniture and equipment	6 - 33